Document and Entity Information	3 Months Ended
Mar. 31, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	Tempus Applied Solutions Holdings, Inc.
Entity Central Index Key	0001628871
Amendment Flag	false
Document Type	S-1
Entity Filer Category	Smaller Reporting Company
Document Period End Date	Mar. 31, 2016